Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2013
Loans
Loans

end of	6M13	2012
Loans (CHF million)
Mortgages	79,844	78,328
Loans collateralized by securities	30,206	27,248
Consumer finance	4,414	3,931
Consumer	114,464	109,507
Real estate	24,359	24,133
Commercial and industrial loans	60,293	59,518
Financial institutions	28,425	32,627
Governments and public institutions	3,064	2,555
Corporate and institutional loans	116,141	118,833
Gross loans	230,605	228,340
of which held at amortized cost	211,036	208,340
of which held at fair value	19,569	20,000
Net (unearned income)/deferred expenses	(149)	(121)
Allowance for loan losses	(713)	(721)
Net loans	229,743	227,498
Gross loans by location (CHF million)
Switzerland	133,599	135,439
Foreign	97,006	92,901
Gross loans	230,605	228,340
Impaired loan portfolio (CHF million)
Non-performing loans	690	637
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398

Allowance for loan losses
Allowance for loan losses and gross loans held at amortized cost by portfolio

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	143	578	721	159	563	722
Net movements recognized in statements of operations	3	29	32	21	2	23
Gross write-offs	(17)	(82)	(99)	(20)	(34)	(54)
Recoveries	10	24	34	12	16	28
Net write-offs	(7)	(58)	(65)	(8)	(18)	(26)
Provisions for interest	2	10	12	3	7	10
Foreign currency translation impact and other adjustments, net	4	9	13	(2)	15	13
Balance at end of period	145	568	713	173	569	742
of which individually evaluated for impairment	115	412	527	146	404	550
of which collectively evaluated for impairment	30	156	186	27	165	192
Gross loans held at amortized cost (CHF million)
Balance at end of period	114,453	96,583	211,036	107,914	97,053	204,967
of which individually evaluated for impairment [1]	384	984	1,368	398	1,028	1,426
of which collectively evaluated for impairment	114,069	95,599	209,668	107,516	96,025	203,541
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
6M13 (CHF million)
Mortgages	298	2,111	15,630	48,606	12,281	721	42	3	0	152	79,844
Loans collateralized by securities	237	443	2,689	24,653	2,043	38	7	0	0	96	30,206
Consumer finance	0	50	233	3,333	660	21	0	0	0	106	4,403
Consumer	535	2,604	18,552	76,592	14,984	780	49	3	0	354	114,453
Real estate	273	742	3,442	12,199	6,701	349	3	0	0	81	23,790
Commercial and industrial loans	188	639	1,737	20,486	21,652	3,434	318	0	20	732	49,206
Financial institutions	2,206	2,062	9,382	5,877	1,879	740	1	0	0	115	22,262
Governments and public institutions	36	249	163	428	124	88	237	0	0	0	1,325
Corporate and institutional loans	2,703	3,692	14,724	38,990	30,356	4,611	559	0	20	928	96,583
Gross loans held at amortized cost	3,238	6,296	33,276	115,582	45,340	5,391	608	3	20	1,282	211,036
Value of collateral [1]	2,851	4,640	24,500	105,456	38,712	3,247	161	3	10	691	180,271
2012 (CHF million)
Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328
Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248
Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919
Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495
Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789
Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549
Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162
Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345
Corporate and institutional loans	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845
Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340
Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M13 (CHF million)
Mortgages	79,538	135	11	6	154	306	79,844
Loans collateralized by securities	29,947	119	41	3	96	259	30,206
Consumer finance	3,929	368	28	46	32	474	4,403
Consumer	113,414	622	80	55	282	1,039	114,453
Real estate	23,548	155	4	2	81	242	23,790
Commercial and industrial loans	48,218	452	56	135	345	988	49,206
Financial institutions	21,694	433	15	1	119	568	22,262
Governments and public institutions	1,324	1	0	0	0	1	1,325
Corporate and institutional loans	94,784	1,041	75	138	545	1,799	96,583
Gross loans held at amortized cost	208,198	1,663	155	193	827	2,838	211,036
2012 (CHF million)
Mortgages	78,023	154	14	10	127	305	78,328
Loans collateralized by securities	26,919	220	3	3	103	329	27,248
Consumer finance	3,508	314	33	26	38	411	3,919
Consumer	108,450	688	50	39	268	1,045	109,495
Real estate	23,634	106	2	2	45	155	23,789
Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549
Financial institutions	24,929	53	2	34	144	233	25,162
Governments and public institutions	1,310	35	0	0	0	35	1,345
Corporate and institutional loans	97,279	834	26	172	534	1,566	98,845
Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
6M13 (CHF million)
Mortgages	149	8	157	0	21	21	178
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	100	7	107	0	1	1	108
Consumer	270	91	361	0	23	23	384
Real estate	82	2	84	0	11	11	95
Commercial and industrial loans	241	150	391	20	344	364	755
Financial institutions	97	36	133	0	1	1	134
Corporate and institutional loans	420	188	608	20	356	376	984
Gross impaired loans	690	279	969	20	379	399	1,368
2012 (CHF million)
Mortgages	125	9	134	0	39	39	173
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	143	10	153	0	1	1	154
Consumer	286	93	379	0	43	43	422
Real estate	42	4	46	0	15	15	61
Commercial and industrial loans	251	146	397	30	327	357	754
Financial institutions	58	38	96	0	65	65	161
Corporate and institutional loans	351	188	539	30	407	437	976
Gross impaired loans	637	281	918	30	450	480	1,398

Gross impaired loan detail
Gross impaired loan detail

	6M13			2012
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	169	161	15	149	141	16
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	90	88	42	129	125	47
Consumer	330	316	115	346	332	116
Real estate	95	91	17	58	54	18
Commercial and industrial loans	742	698	314	627	592	306
Financial institutions	132	130	81	157	154	92
Corporate and institutional loans	969	919	412	842	800	416
Gross impaired loans with a specific allowance	1,299	1,235	527	1,188	1,132	532
Mortgages	9	9	–	24	24	–
Loans collateralized by securities	27	27	–	27	27	–
Consumer finance	18	18	–	25	25	–
Consumer	54	54	–	76	76	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	13	13	–	127	128	–
Financial institutions	2	2	–	4	4	–
Corporate and institutional loans	15	15	–	134	135	–
Gross impaired loans without specific allowance	69	69	–	210	211	–
Gross impaired loans	1,368	1,304	527	1,398	1,343	532
of which consumer loans	384	370	115	422	408	116
of which corporate and institutional loans	984	934	412	976	935	416

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	149	1	1	149	1	1
Loans collateralized by securities	71	1	0	68	1	0
Consumer finance	99	0	0	132	2	2
Consumer loans	319	2	1	349	4	3
Real estate	63	0	0	35	0	0
Commercial and industrial loans	700	3	3	563	2	1
Financial institutions	145	0	0	201	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate and institutional loans	908	3	3	805	3	2
Gross impaired loans with a specific allowance	1,227	5	4	1,154	7	5
Mortgages	26	0	0	31	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	29	0	0	36	0	0
Consumer loans	82	0	0	68	0	0
Real estate	7	0	0	17	0	0
Commercial and industrial loans	103	0	0	215	2	2
Financial institutions	3	0	0	11	0	0
Corporate and institutional loans	113	0	0	243	2	2
Gross impaired loans without specific allowance	195	0	0	311	2	2
Gross impaired loans	1,422	5	4	1,465	9	7
of which consumer loans	401	2	1	417	4	3
of which corporate and institutional loans	1,021	3	3	1,048	5	4